Commitments and Contingencies - Contractual Obligations (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Other Commitments [Line Items]
2020	$ (37,506)
2021	(329)
2022	(314)
2023	(210)
2024	(43)
2025 and thereafter	0
Total	(38,402)
Future, minimum, non-cancellable charter revenue (1)
Other Commitments [Line Items]
2020	15,349
2021	0
2022	0
2023	0
2024	0
2025 and thereafter	0
Total	15,349
Future, minimum, charter-in hire payments (2)
Other Commitments [Line Items]
2020	(3,894)
2021	0
2022	0
2023	0
2024	0
2025 and thereafter	0
Total	(3,894)
Vessel scrubbers (3)
Other Commitments [Line Items]
2020	(48,634)
2021	0
2022	0
2023	0
2024	0
2025 and thereafter	0
Total	(48,634)
Office rent
Other Commitments [Line Items]
2020	(327)
2021	(329)
2022	(314)
2023	(210)
2024	(43)
2025 and thereafter	0
Total	$ (1,223)